Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 96.1%
Aerospace & Defense — 1.4%
Loar Holdings, Inc.*	9,080	$641,502
Standardaero, Inc.*	23,402	623,429
		1,264,931
Apparel — 1.6%
Gildan Activewear, Inc.	20,573	909,738
On Holding AG, Class A*	12,087	530,861
		1,440,599
Banks — 1.0%
Walker & Dunlop, Inc.	10,758	918,303
Biotechnology — 7.7%
89bio, Inc.*	33,717	245,123
Akero Therapeutics, Inc.*	6,189	250,531
Arcellx, Inc.*	4,579	300,382
Avidity Biosciences, Inc.*	19,170	565,898
Biohaven Ltd.*	13,499	324,516
Bridgebio Pharma, Inc.*	16,856	582,712
Crinetics Pharmaceuticals, Inc.*	7,087	237,698
Disc Medicine, Inc.*	3,163	157,011
Dyne Therapeutics, Inc.*	9,572	100,123
Edgewise Therapeutics, Inc.*	5,986	131,692
Ideaya Biosciences, Inc.*	14,273	233,792
Insmed, Inc.*	9,103	694,468
Janux Therapeutics, Inc.*	8,797	237,519
Ligand Pharmaceuticals, Inc.*	8,014	842,592
NeoGenomics, Inc.*	32,490	308,330
Revolution Medicines, Inc.*	12,860	454,730
Soleno Therapeutics, Inc.*	7,121	508,795
Structure Therapeutics, Inc., ADR*	4,298	74,398
Travere Therapeutics, Inc.*	14,068	252,099
Xenon Pharmaceuticals, Inc.*	8,115	272,258
		6,774,667
Building Materials — 1.0%
SPX Technologies, Inc.*	7,093	913,437
Chemicals — 1.6%
Sensient Technologies Corp.	18,801	1,399,358
Commercial Services — 11.3%
Alight, Inc., Class A	137,334	814,391
Clarivate PLC*	114,480	449,906
Colliers International Group, Inc.	4,122	499,999
Euronet Worldwide, Inc.*	11,564	1,235,613
Paylocity Holding Corp.*	6,316	1,183,240
Rentokil Initial PLC, ADR	61,055	1,398,160
Shift4 Payments, Inc., Class A*	14,161	1,157,095
Stride, Inc.*	16,332	2,065,998
UL Solutions, Inc., Class A	7,616	429,542
WEX, Inc.*	4,519	709,573
		9,943,517
Computers — 0.7%
CACI International, Inc., Class A*	1,779	652,751
	Number of Shares	Value†

Cosmetics & Personal Care — 0.8%
Oddity Tech Ltd., Class A*	16,717	$723,177
Distribution & Wholesale — 1.4%
Core & Main, Inc., Class A*	25,978	1,254,997
Diversified Financial Services — 4.6%
Cboe Global Markets, Inc.	8,112	1,835,664
Hamilton Lane, Inc., Class A	3,819	567,771
LPL Financial Holdings, Inc.	4,937	1,615,090
		4,018,525
Electric — 0.9%
NRG Energy, Inc.	8,388	800,719
Electrical Components & Equipment — 1.7%
EnerSys	8,848	810,300
Novanta, Inc.*	5,023	642,291
		1,452,591
Electronics — 5.7%
Bel Fuse, Inc., Class B	8,543	639,529
Itron, Inc.*	5,098	534,066
Mirion Technologies, Inc.*	108,679	1,575,846
Napco Security Technologies, Inc.	18,493	425,709
OSI Systems, Inc.*	9,692	1,883,543
		5,058,693
Entertainment — 1.0%
Atlanta Braves Holdings, Inc., Class C*	14,897	596,029
Manchester United PLC, Class A*	19,254	252,035
		848,064
Environmental Control — 1.7%
CECO Environmental Corp.*	19,397	442,252
Clean Harbors, Inc.*	3,922	773,026
Montrose Environmental Group, Inc.*	18,500	263,810
		1,479,088
Food — 0.8%
Premium Brands Holdings Corp.	12,756	686,088
Food Service — 1.1%
Aramark	28,922	998,388
Hand & Machine Tools — 0.5%
MSA Safety, Inc.	3,220	472,342
Healthcare Products — 6.5%
Beta Bionics, Inc.*	10,150	124,236
Bruker Corp.	7,948	331,749
Glaukos Corp.*	7,688	756,653
Globus Medical, Inc., Class A*	19,895	1,456,314
ICU Medical, Inc.*	7,503	1,041,867
Lantheus Holdings, Inc.*	12,062	1,177,251
Neogen Corp.*	32,940	285,590
OmniAb, Inc.*	67,627	162,305
STERIS PLC	1,924	436,075
		5,772,040

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — 0.7%
HealthEquity, Inc.*	7,252	$640,859
Home Builders — 0.8%
Dream Finders Homes, Inc., Class A*	18,018	406,486
Thor Industries, Inc.	3,754	284,591
		691,077
Insurance — 1.5%
Baldwin Insurance Group, Inc.*	13,030	582,311
RLI Corp.	8,747	702,646
		1,284,957
Internet — 0.6%
Ziff Davis, Inc.*	14,484	544,309
Machinery — Diversified — 4.7%
ATS Corp.*	25,700	640,602
Chart Industries, Inc.*	4,534	654,528
CSW Industrials, Inc.	2,340	682,157
Gates Industrial Corp. PLC*	37,725	694,517
Kornit Digital Ltd.*	19,022	362,940
Zurn Elkay Water Solutions Corp.	33,222	1,095,662
		4,130,406
Miscellaneous Manufacturing — 2.7%
Carlisle Cos., Inc.	2,191	746,035
Enpro, Inc.	4,057	656,382
ITT, Inc.	7,293	941,964
		2,344,381
Oil & Gas — 2.3%
California Resources Corp.	7,732	339,976
Magnolia Oil & Gas Corp., Class A	52,997	1,338,704
Weatherford International PLC	5,977	320,069
		1,998,749
Packaging and Containers — 2.0%
Crown Holdings, Inc.	19,517	1,742,087
Pharmaceuticals — 5.3%
Ascendis Pharma A/S, ADR*	4,655	725,528
Avadel Pharmaceuticals PLC, ADR*	49,591	388,298
BellRing Brands, Inc.*	10,598	789,127
Centessa Pharmaceuticals PLC, ADR*	15,354	220,790
Madrigal Pharmaceuticals, Inc.*	2,617	866,829
Mirum Pharmaceuticals, Inc.*	15,013	676,336
Vaxcyte, Inc.*	11,365	429,142
Verona Pharma PLC, ADR*	8,369	531,348
		4,627,398
Retail — 3.1%
Beacon Roofing Supply, Inc.*	5,102	631,117
Casey's General Stores, Inc.	2,894	1,256,112
Portillo's, Inc., Class A*	34,499	410,193
Wingstop, Inc.	2,008	452,965
		2,750,387
Semiconductors — 1.9%
Entegris, Inc.	5,219	456,558
	Number of Shares	Value†

Semiconductors — (continued)
MACOM Technology Solutions Holdings, Inc.*	3,712	$372,611
Nova Ltd.*	1,604	295,665
ON Semiconductor Corp.*	14,195	577,595
		1,702,429
Software — 16.2%
Asure Software, Inc.*	53,215	508,203
AvidXchange Holdings, Inc.*	71,232	604,047
Blackbaud, Inc.*	17,058	1,058,449
Broadridge Financial Solutions, Inc.	5,468	1,325,771
Consensus Cloud Solutions, Inc.*	22,406	517,130
Doximity, Inc., Class A*	10,492	608,851
Dynatrace, Inc.*	22,964	1,082,753
Enfusion, Inc., Class A*	48,491	540,675
Inspired Entertainment, Inc.*	38,922	332,394
Kinaxis, Inc.*	4,034	444,762
Nice Ltd., ADR*	2,996	461,893
PagerDuty, Inc.*	37,901	692,451
PDF Solutions, Inc.*	23,119	441,804
Procore Technologies, Inc.*	6,290	415,266
Simulations Plus, Inc.	25,264	619,473
SS&C Technologies Holdings, Inc.	28,831	2,408,253
The Descartes Systems Group, Inc.*	16,609	1,672,038
Vertex, Inc., Class A*	15,756	551,618
		14,285,831
Telecommunications — 0.3%
AST SpaceMobile, Inc.*	12,714	289,116
Transportation — 1.0%
Saia, Inc.*	2,519	880,214
TOTAL COMMON STOCKS (Cost $67,080,934)		84,784,475

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $399,730)	7,007	797,256

RIGHTS — 0.0%
OmniAb, Inc.*	3,339	1,742
OmniAb, Inc.*	3,339	1,280
TOTAL RIGHTS (Cost $8,726)		3,022

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Growth Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $1,568,016)	1,568,016	$1,568,016
TOTAL INVESTMENTS — 98.8% (Cost $69,057,406)		$87,152,769
Other Assets & Liabilities — 1.2%		1,085,449
TOTAL NET ASSETS — 100.0%		$88,238,218

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 3/31/2025††
United States	87%
Canada	6
United Kingdom	3
Israel	2
Denmark	1
Switzerland	1
Total	100%
††	% of total investments as of March 31, 2025.
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